SHARE-BASED COMPENSATION - Stock Options, Activity (Details) - USD ($) $ / shares in Units, shares in Thousands	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Additional disclosures
Proceeds from exercise of stock options		$ 1,048,000		$ 2,440,000	$ 1,673,000	$ 4,613,000		$ 5,338,000	$ 8,431,000	$ 6,655,000
Stock Option [Member]
Stock Options Granted
Balance outstanding at the beginning of the period (in shares)	12,006	13,626		8,872	13,626	8,872	8,872	8,872
Granted (in shares)	6,100	0	3,000	2,000	6,097	5,000		5,523	1,200	2,400
Exercised options (in shares)		(194)			(315)			(971)
Canceled or forfeited (in shares)		(1,426)			(1,694)			(893)
Balance outstanding at the end of the period (in shares)	17,714	12,006			17,714			13,626	8,872
Vested and expected to vest (in shares)	14,717	10,864			14,717			12,358
Balance exercisable at the end of the period (in shares)	6,651				6,651		6,221	6,771
Weighted Average Exercise Price
Balance outstanding at the beginning of the period (in dollars per share)	$ 7.30	$ 7.64		$ 7.54	$ 7.64	$ 7.54	$ 7.54	$ 7.54
Granted (in dollars per share)		0.00			7.74			7.54
Exercised options (in dollars per share)		5.39			5.39			5.43
Canceled or forfeited (in dollars per share)		10.80			10.13			6.89
Balance outstanding at the end of the period (in dollars per share)	7.48	7.30			7.48			7.64	$ 7.54
Vested and expected to vest (in dollars per share)	7.43	$ 7.28			7.43			7.65
Balance exercisable at the end of the period (in dollars per share)	$ 7.30				$ 7.30		$ 7.31	$ 8.00
Weighted Average Life Remaining
Balance outstanding at the beginning of the period		6 years 7 months 6 days			7 years			6 years 6 months	5 years 10 months 24 days
Balance outstanding at the end of the period		6 years 7 months 6 days			7 years			6 years 6 months	5 years 10 months 24 days
Vested and expected to vest		6 years 3 months 18 days			6 years 9 months 18 days			6 years 2 months 12 days
Balance exercisable at the end of the period					4 years 4 months 24 days		4 years 4 months 24 days	3 years 8 months 12 days
Aggregate Intrinsic Value
Balance outstanding at the beginning of the period (in dollars)	$ 12,095,000	$ 9,148,000		$ 27,301,000	$ 9,148,000	$ 27,301,000	$ 27,301,000	$ 27,301,000
Balance outstanding at the end of the period (in dollars)	12,446,000	12,095,000			12,446,000			9,148,000	$ 27,301,000
Vested and expected to vest (in dollars)	11,780,000	11,403,000			11,780,000			8,689,000
Balance exercisable at the end of the period (in dollars)	8,785,000				$ 8,785,000		$ 7,990,000	$ 6,246,000
Additional disclosures
Weighted average grant date fair value (in dollars per share)			$ 2.86	$ 3.88	$ 2.49	$ 3.27		$ 3.20	$ 3.31	$ 2.93
Total intrinsic value of options exercised	300,000	0.40	$ 800,000	$ 1,700,000	$ 700,000	$ 2,400,000		$ 2,800,000	$ 4,600,000	$ 6,300,000
Unrecognized compensation expense	$ 21,800,000	$ 13,600,000	15,600,000	$ 12,000,000	$ 21,800,000	$ 15,600,000		$ 15,400,000
Weighted-average period for recognition of unrecognized compensation expense	3 years	3 years		3 years 1 month 6 days		2 years 10 months 24 days		3 years 1 month 6 days
Non-cash compensation expense	$ 3,500,000	$ 1,600,000	4,600,000	$ 1,600,000				$ 7,600,000	4,400,000	6,200,000
Proceeds from exercise of stock options	$ 1,700,000	$ 1,000,000	$ 4,600,000	$ 2,400,000				$ 5,300,000	$ 8,400,000	$ 6,700,000